Strategic investments (Schedule of assumptions used in estimating fair value of the HPQ warrants) (Details)	Dec. 31, 2022 Item $ / shares shares	Apr. 20, 2022 Item $ / shares shares	Dec. 31, 2021 Item $ / shares shares
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of warrants | shares	16,394,600		9,594,600
HPQ warrants issued on April 29, 2020
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of warrants | shares	1,200,000		1,200,000
Exercise price ($) | $ / shares	$ 0.1		$ 0.1
HPQ warrants issued on April 29, 2020 | At fair value | Black-Scholes option pricing model | Fair value of the shares ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.25		0.46
HPQ warrants issued on April 29, 2020 | At fair value | Black-Scholes option pricing model | Risk free interest rate (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	4.03		1.22
HPQ warrants issued on April 29, 2020 | At fair value | Black-Scholes option pricing model | Expected volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	80.55		89.88
HPQ warrants issued on April 29, 2020 | At fair value | Black-Scholes option pricing model | Contractual remaining life (in months)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	4		16
HPQ warrants issued on June 2, 2020
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of warrants | shares	4,394,600		4,394,600
Exercise price ($) | $ / shares	$ 0.1		$ 0.1
HPQ warrants issued on June 2, 2020 | At fair value | Black-Scholes option pricing model | Fair value of the shares ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.25		0.46
HPQ warrants issued on June 2, 2020 | At fair value | Black-Scholes option pricing model | Risk free interest rate (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	4.03		1.22
HPQ warrants issued on June 2, 2020 | At fair value | Black-Scholes option pricing model | Expected volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	73.74		94.01
HPQ warrants issued on June 2, 2020 | At fair value | Black-Scholes option pricing model | Contractual remaining life (in months)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	5		17
HPQ warrants issued on Sept. 3, 2020
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of warrants | shares	4,000,000	6,800,000	4,000,000
Exercise price ($) | $ / shares	$ 0.61	$ 0.60	$ 0.61
HPQ warrants issued on Sept. 3, 2020 | At fair value | Black-Scholes option pricing model | Fair value of the shares ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.25	0.47	0.46
HPQ warrants issued on Sept. 3, 2020 | At fair value | Black-Scholes option pricing model | Risk free interest rate (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	4.03	2.47	1.22
HPQ warrants issued on Sept. 3, 2020 | At fair value | Black-Scholes option pricing model | Expected volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	76.85	1.0760	110.47
HPQ warrants issued on Sept. 3, 2020 | At fair value | Black-Scholes option pricing model | Contractual remaining life (in months)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	8	24	20
HPQ warrants issued on April 20, 2022
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of warrants | shares	6,800,000
Exercise price ($) | $ / shares	$ 0.60
HPQ warrants issued on April 20, 2022 | At fair value | Black-Scholes option pricing model | Fair value of the shares ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.25
HPQ warrants issued on April 20, 2022 | At fair value | Black-Scholes option pricing model | Risk free interest rate (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	4.03
HPQ warrants issued on April 20, 2022 | At fair value | Black-Scholes option pricing model | Expected volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	74.58
HPQ warrants issued on April 20, 2022 | At fair value | Black-Scholes option pricing model | Contractual remaining life (in months)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	16